SCHEDULE OF FIXED ASSETS (Details) - USD ($)	May 31, 2025	Feb. 28, 2025		Feb. 29, 2024
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 780,283	$ 749,514		$ 617,953
Less: Accumulated depreciation	(521,203)	(491,186)		(349,878)
Fixed assets, net of accumulated depreciation	259,080	258,328	[1]	268,075
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	74,237	74,237		74,237
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	324,533	302,186		194,350
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	107,020	107,020		107,020
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	17,247	8,825		8,825
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	157,448	157,448		150,389
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	15,312	15,312		15,312
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	21,225	21,225		21,225
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	36,305	36,305		19,639
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 26,956	$ 26,956		$ 26,956

[1]	Derived from audited information